          Payden Limited Maturity Fund

Schedule of Investments - January 31, 2021 (Unaudited)
Principal or Shares	Security Description	Value (000)
Asset Backed (29%)
3,792,079	AEP Texas Restoration Funding LLC,
	2.06%, 2/01/27	$3,913
2,579,936	Allegro CLO III Ltd. 144A, (3 mo. LIBOR USD
	+ 0.840%), 1.05%, 7/25/27 (a)(b)	2,582
6,691,163	Americredit Automobile Receivables Trust
	2018-3, 3.38%, 7/18/23	6,768
3,837,946	AmeriCredit Automobile Receivables Trust
	2020-1, 1.10%, 3/20/23	3,848
2,031,901	AmeriCredit Automobile Receivables Trust
	2020-2, 0.60%, 12/18/23	2,036
6,960,000	AMSR 2020-SFR2 Trust 144A,
	1.63%, 7/17/37 (b)	7,104
4,400,000	AMSR 2020-SFR5 Trust 144A,
	1.38%, 11/17/37 (b)	4,453
1,000,000	Arbor Realty Commercial Real Estate Notes
	2019-FL1 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.150%), 1.28%, 5/15/37 (a)(b)	1,001
1,898,894	Atrium XII 144A, (3 mo. LIBOR USD
	+ 0.830%), 1.05%, 4/22/27 (a)(b)	1,899
2,240,000	Bank of The West Auto Trust 2019-1 144A,
	2.43%, 4/15/24 (b)	2,281
1,800,000	Bank of The West Auto Trust 2019-1 144A,
	2.51%, 10/15/24 (b)	1,869
5,053,722	Barings CLO Ltd. 2013-I 144A, (3 mo. LIBOR
	USD + 0.800%), 1.02%, 1/20/28 (a)(b)	5,054
1,610,000	BDS 2020-FL5 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.150%), 1.28%, 2/16/37 (a)(b)	1,615
1,219,513	BlueMountain CLO 2013-1 Ltd. 144A, (3 mo.
	LIBOR USD + 1.230%), 1.45%, 1/20/29 (a)(b)	1,220
1,628,825	BlueMountain CLO 2015-2 Ltd. 144A, (3 mo.
	LIBOR USD + 0.930%), 1.15%, 7/18/27 (a)(b)	1,631
2,230,263	BMW Canada Auto Trust 144A, 1.96%, 9/20/22 CAD (b)(c)	1,756
78,686	BMW Canada Auto Trust 144A,
	2.15%, 10/20/21 CAD (b)(c)	62
1,902,570	BMW Vehicle Owner Trust 2020-A,
	0.39%, 2/27/23	1,904
5,250,000	Bristol Park CLO Ltd. 144A, (3 mo. LIBOR USD
	+ 0.990%), 1.23%, 4/15/29 (a)(b)	5,249
3,760,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo.
	LIBOR USD + 1.300%), 1.43%, 9/15/35 (a)(b)	3,756
2,487,692	Canadian Pacer Auto Receivables Trust 2020-1
	144A, 1.77%, 11/21/22 (b)	2,501
2,820,000	CarMax Auto Owner Trust 2020-3,
	0.49%, 6/15/23	2,824
5,900,000	CarMax Auto Owner Trust 2020-4,
	0.31%, 1/16/24	5,905
5,700,000	CCG Receivables Trust 2020-1 144A,
	0.54%, 12/14/27 (b)	5,716
2,193,505	Chesapeake Funding II LLC 144A,
	0.87%, 8/16/32 (b)	2,208
3,000,000	CLNC 2019-FL1 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.250%), 1.38%, 8/20/35 (a)(b)	2,996
1,406,388	CNH Equipment Trust 2020-A, 1.08%, 7/17/23	1,411

Principal or Shares	Security Description	Value (000)

727,923	Commonbond Student Loan Trust 2017-A-GS
	144A, (1 mo. LIBOR USD + 0.850%),
	0.98%, 5/25/41 (a)(b)	$728
13,277	Dell Equipment Finance Trust 2020-1 144A,
	1.98%, 5/21/21 (b)	13
5,400,000	Dell Equipment Finance Trust 2020-2 144A,
	0.47%, 10/24/22 (b)	5,412
921,532	Drive Auto Receivables Trust 2017-1,
	3.84%, 3/15/23	932
326,447	Drive Auto Receivables Trust 2020-1,
	1.99%, 12/15/22	327
2,432,818	Drive Auto Receivables Trust 2020-2,
	0.85%, 7/17/23	2,437
12,900,000	Dryden 36 Senior Loan Fund 144A, (3 mo.
	LIBOR USD + 1.020%), 1.26%, 4/15/29 (a)(b)	12,925
2,331,168	Enterprise Fleet Financing 2018-2 LLC 144A,
	3.14%, 2/20/24 (b)	2,347
2,000,642	Enterprise Fleet Financing 2020-1 LLC 144A,
	1.78%, 12/22/25 (b)	2,034
5,950,000	Enterprise Fleet Financing 2020-2 LLC 144A,
	0.61%, 7/20/26 (b)	5,975
8,000,000	Exeter Automobile Receivables Trust 2021-1,
	0.30%, 6/15/23	8,007
5,350,000	FirstKey Homes 2020-SFR2 Trust 144A,
	1.27%, 10/19/37 (b)	5,387
3,400,000	Flatiron Clo 17 Ltd. 144A, (3 mo. LIBOR USD
	+ 0.980%), 0.00%, 5/15/30 (a)(b)(d)	3,400
1,153,045	Ford Auto Securitization Trust 2018-B,
	2.53%, 8/15/22 CAD (c)(e)	905
5,232,024	Ford Auto Securitization Trust 2020-AA 144A,
	0.52%, 8/15/22 CAD (b)(c)	4,094
3,550,000	Ford Auto Securitization Trust 2020-AA 144A,
	0.89%, 8/15/24 CAD (b)(c)	2,788
1,220,938	Ford Credit Auto Lease Trust 2020-A,
	1.80%, 7/15/22	1,226
3,027,762	Ford Credit Auto Lease Trust 2020-B,
	0.50%, 12/15/22	3,032
122,657	Ford Credit Auto Owner Trust 2017-C,
	2.01%, 3/15/22	123
6,480,000	Ford Credit Floorplan Master Owner Trust A
	2020-1, 0.70%, 9/15/25	6,541
1,030,223	Foursight Capital Automobile Receivables Trust
	2020-1 144A, 1.97%, 9/15/23 (b)	1,038
2,688,601	Galaxy XXIX CLO Ltd. 144A, (3 mo. LIBOR
	USD + 0.790%), 1.01%, 11/15/26 (a)(b)	2,688
2,040,000	GM Financial Automobile Leasing Trust 2020-2,
	0.80%, 7/20/23	2,057
5,808,672	GM Financial Consumer Automobile Receivables
	Trust 2020-3, 0.35%, 7/17/23	5,814
4,391,020	GMF Canada Leasing Trust 2020-1A 144A,
	0.56%, 7/20/22 CAD (b)(c)	3,438
2,770,000	GMF Canada Leasing Trust 2020-1A 144A,
	0.91%, 7/20/23 CAD (b)(c)	2,174

1   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

5,580,000	Greystone CRE Notes 2019-FL2 Ltd. 144A, (1
	mo. LIBOR USD + 1.180%),
	1.31%, 9/15/37 (a)(b)	$5,603
9,000,000	Gulf Stream Meridian 2 Ltd. 144A, (3 mo.
	LIBOR USD + 1.400%), 1.64%, 10/15/29 (a)(b)	9,032
2,497,725	Honda Auto Receivables 2020-2 Owner Trust,
	0.74%, 11/15/22	2,504
560,974	HPEFS Equipment Trust 2019-1 144A,
	2.19%, 9/20/29 (b)	564
5,900,000	Hyundai Auto Lease Securitization Trust 2020-B
	144A, 0.36%, 1/17/23 (b)	5,907
2,175,702	Invitation Homes 2018-SFR1 Trust 144A, (1
	mo. LIBOR USD + 0.700%),
	0.83%, 3/17/37 (a)(b)	2,176
1,150,000	John Deere Owner Trust 2020-B,
	0.41%, 3/15/23	1,151
3,410,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.100%), 1.23%, 6/15/36 (a)(b)	3,420
4,690,000	Kubota Credit Owner Trust 2020-2 144A,
	0.41%, 6/15/23 (b)	4,697
4,948,843	LCM XX LP 144A, (3 mo. LIBOR USD
	+ 1.040%), 1.26%, 10/20/27 (a)(b)	4,953
2,240,000	Madison Park Funding XIII Ltd. 144A, (3 mo.
	LIBOR USD + 0.950%), 1.17%, 4/19/30 (a)(b)	2,240
6,800,000	Magnetite VII Ltd. 144A, (3 mo. LIBOR USD
	+ 0.800%), 1.04%, 1/15/28 (a)(b)	6,776
2,749,645	Marathon CRE 2018 FL1 Ltd. 144A, (1 mo.
	LIBOR USD + 1.150%), 1.28%, 6/15/28 (a)(b)	2,753
2,068,544	Mercedes-Benz Auto Lease Trust 2020-A,
	1.82%, 3/15/22	2,075
3,460,000	Mercedes-Benz Auto Lease Trust 2020-B,
	0.31%, 2/15/23	3,463
560,426	MMAF Equipment Finance LLC 2019-A 144A,
	2.84%, 1/10/22 (b)	561
1,900,000	MMAF Equipment Finance LLC 2020-A 144A,
	0.74%, 4/09/24 (b)	1,908
2,750,000	MMAF Equipment Finance LLC 2020-B 144A,
	0.38%, 8/14/23 (b)	2,754
1,213,281	Navient Private Education Refi Loan Trust
	2020-B 144A, 1.80%, 1/15/69 (b)	1,218
1,115,827	Navient Private Education Refi Loan Trust
	2020-G 144A, 1.17%, 9/16/69 (b)	1,127
7,915,545	Navient Private Education Refi Loan Trust
	2020-HA 144A, 1.31%, 1/15/69 (b)	8,025
2,700,000	Navient Private Education Refi Loan Trust
	2021-A 144A, 0.84%, 5/15/69 (b)	2,716
6,147,368	Navient Student Loan Trust 2019-7 144A, (1
	mo. LIBOR USD + 0.500%),
	0.63%, 1/25/68 (a)(b)	6,161
2,830,000	Navistar Financial Dealer Note Master Trust
	2020-1 144A, (1 mo. LIBOR USD + 0.950%),
	1.08%, 7/25/25 (a)(b)	2,852
4,360,000	Nissan Auto Lease Trust 2019-B,
	2.27%, 7/15/22	4,395
5,868,592	Nissan Auto Lease Trust 2020-A,
	1.80%, 5/16/22	5,892

Principal or Shares	Security Description	Value (000)

5,420,000	Oaktree CLO 2020-1 Ltd. 144A, (3 mo. LIBOR
	USD + 2.000%), 2.24%, 7/15/29 (a)(b)	$5,446
573,052	Octagon Investment Partners XXIII Ltd. 144A,
	(3 mo. LIBOR USD + 0.850%),
	1.09%, 7/15/27 (a)(b)	572
4,390,624	Palmer Square Loan Funding 2020-1 Ltd. 144A,
	(3 mo. LIBOR USD + 0.800%),
	1.02%, 2/20/28 (a)(b)	4,373
2,350,000	PFS Financing Corp. 144A, 0.97%, 2/15/26 (b)	2,374
2,803,887	Santander Consumer Auto Receivables Trust
	2020-B 144A, 0.38%, 2/15/23 (b)	2,806
750,000	Santander Drive Auto Receivables Trust 2017-3,
	3.20%, 11/15/23	762
878,064	Santander Drive Auto Receivables Trust 2019-2,
	2.59%, 5/15/23	879
2,481,423	Santander Drive Auto Receivables Trust 2020-2,
	0.62%, 5/15/23	2,484
5,628,689	Santander Drive Auto Receivables Trust 2020-3,
	0.46%, 9/15/23	5,634
1,990,419	Santander Retail Auto Lease Trust 2019-B 144A,
	2.29%, 4/20/22 (b)	2,000
3,250,000	Santander Retail Auto Lease Trust 2020-B 144A,
	0.42%, 11/20/23 (b)	3,257
2,022,899	SMB Private Education Loan Trust 2020-A
	144A, (1 mo. LIBOR USD + 0.300%),
	0.43%, 3/15/27 (a)(b)	2,023
653,034	SoFi Consumer Loan Program 2020-1 Trust
	144A, 2.02%, 1/25/29 (b)	660
479,043	SoFi Professional Loan Program 2019-C LLC
	144A, 2.13%, 11/16/48 (b)	482
988,837	SoFi Professional Loan Program 2020-A Trust
	144A, 2.06%, 5/15/46 (b)	997
3,370,000	STWD 2019-FL1 Ltd. 144A, (1 mo. LIBOR
	USD + 1.080%), 1.21%, 7/15/38 (a)(b)	3,373
2,740,000	Synchrony Card Funding 2019-A2 LLC,
	2.34%, 6/15/25	2,823
978,613	Towd Point Mortgage Trust 2017-5 144A, (1
	mo. LIBOR USD + 0.600%),
	0.73%, 2/25/57 (a)(b)	979
507,110	Toyota Auto Receivables 2019-B Owner Trust,
	2.59%, 2/15/22	508
2,500,597	Toyota Auto Receivables 2020-C Owner Trust,
	0.36%, 2/15/23	2,503
4,310,000	Trillium Credit Card Trust II 2020-1A 144A, (1
	mo. LIBOR USD + 0.370%),
	0.49%, 12/26/24 (a)(b)	4,322
4,040,000	TRTX 2019-FL3 Issuer Ltd. 144A, (1 mo.
	LIBOR USD + 1.450%), 1.58%, 10/15/34 (a)(b)	4,052
3,330,000	Tryon Park CLO Ltd. 144A, (3 mo. LIBOR USD
	+ 0.890%), 1.13%, 4/15/29 (a)(b)	3,326
983,790	Venture XXIV CLO Ltd. 144A, (3 mo. LIBOR
	USD + 1.180%), 1.40%, 10/20/28 (a)(b)	984
10,770,000	Verizon Owner Trust 2020-B, 0.47%, 2/20/25	10,832
1,837,040	Volvo Financial Equipment LLC Series 2019-1
	144A, 3.00%, 3/15/23 (b)	1,865

2

      Payden Limited Maturity Fund continued

Principal or Shares	Security Description	Value (000)

2,233,669	Westlake Automobile Receivables Trust 2017-2
	144A, 3.28%, 12/15/22 (b)	$2,237
476,497	Westlake Automobile Receivables Trust 2018-1
	144A, 3.41%, 5/15/23 (b)	480
5,326,374	Westlake Automobile Receivables Trust 2020-2
	144A, 0.93%, 2/15/24 (b)	5,345
12,000,000	Westlake Automobile Receivables Trust 2020-3
	144A, 0.56%, 5/15/24 (b)	12,030
3,562,039	Wheels SPV 2 2019-1A LLC 144A,
	2.30%, 5/22/28 (b)	3,596
2,180,000	Wheels SPV 2 2020-1A LLC 144A,
	0.51%, 8/20/29 (b)	2,187
10,507,077	World Omni Auto Receivables Trust 2019-B,
	2.59%, 7/15/24	10,675
3,110,025	World Omni Auto Receivables Trust 2020-A,
	1.02%, 6/15/23	3,120
4,690,000	World Omni Auto Receivables Trust 2020-C,
	0.35%, 12/15/23	4,696
4,650,000	World Omni Automobile Lease Securitization
	Trust 2020-B, 0.32%, 9/15/23	4,654
4,402,236	World Omni Select Auto Trust 2020-A,
	0.47%, 6/17/24	4,410
Total Asset Backed (Cost - $385,921)		388,073
Commercial Paper(d) (3%)
18,000,000	Vectren Utility Holdings Inc., 0.11%, 2/01/21	18,000
17,000,000	Vectren Utility Holdings Inc., 0.28%, 2/02/21	16,999
Total Commercial Paper (Cost - $35,000)		34,999
Corporate Bond (44%)
Financial (23%)
3,660,000	AerCap Ireland Capital DAC/AerCap Global
	Aviation Trust, 3.95%, 2/01/22	3,767
2,500,000	AIG Global Funding 144A, 1.90%, 10/06/21 (b)	2,528
870,000	AIG Global Funding 144A, 2.30%, 7/01/22 (b)	894
475,000	Air Lease Corp., 3.88%, 4/01/21	476
2,400,000	Ally Financial Inc., 1.45%, 10/02/23	2,440
3,000,000	Ameriprise Financial Inc., 3.00%, 3/22/22	3,092
3,750,000	ANZ New Zealand Int’l Ltd. 144A,
	2.88%, 1/25/22 (b)	3,849
3,953,000	Athene Global Funding 144A,
	4.00%, 1/25/22 (b)	4,090
3,400,000	Banco Bilbao Vizcaya Argentaria SA,
	0.88%, 9/18/23	3,426
1,655,000	Banco Bradesco SA 144A, 2.85%, 1/27/23 (b)	1,695
6,265,000	Bank of America Corp., (U.S. Secured Overnight
	Financing Rate + 0.740%), 0.81%, 10/24/24 (a)	6,305
2,127,000	Bank of America Corp., (3 mo. LIBOR USD
	+ 0.790%), 1.02%, 3/05/24 (a)	2,149
1,530,000	Bank of Montreal, (3 mo. LIBOR USD
	+ 0.790%), 1.02%, 8/27/21 (a)	1,537
5,340,000	Bank of Nova Scotia, (U.S. Secured Overnight
	Financing Rate + 0.550%), 0.62%, 9/15/23 (a)	5,380
3,635,000	Barclays Bank PLC, 1.70%, 5/12/22	3,696
2,895,000	Barclays PLC, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 0.800%),
	1.01%, 12/10/24 (a)	2,905
4,000,000	BBVA USA, 3.50%, 6/11/21	4,036

Principal or Shares	Security Description	Value (000)

3,315,000	BNZ International Funding Ltd. 144A,
	2.10%, 9/14/21 (b)	$3,352
4,470,000	Canadian Imperial Bank of Commerce, (U.S.
	Secured Overnight Financing Rate + 0.400%),
	0.47%, 12/14/23 (a)	4,483
2,265,000	Canadian Imperial Bank of Commerce, (U.S.
	Secured Overnight Financing Rate + 0.800%),
	0.87%, 3/17/23 (a)	2,292
2,065,000	Capital One Financial Corp., (3 mo. LIBOR USD
	+ 0.950%), 1.18%, 3/09/22 (a)	2,080
5,000,000	Capital One Financial Corp., 3.05%, 3/09/22	5,139
1,965,000	CIT Group Inc., 5.00%, 8/15/22	2,081
12,070,000	Citigroup Inc., (U.S. Secured Overnight
	Financing Rate + 0.686%), 0.78%, 10/30/24 (a)	12,113
2,240,000	Citigroup Inc., (U.S. Secured Overnight
	Financing Rate + 0.867%), 2.31%, 11/04/22 (a)	2,271
4,300,000	Citigroup Inc., 2.90%, 12/08/21	4,387
2,500,000	Credit Suisse AG, 0.50%, 2/02/24	2,501
5,005,000	Credit Suisse AG, (U.S. Secured Overnight
	Financing Rate + 0.450%), 0.52%, 2/04/22 (a)	5,021
2,765,000	Credit Suisse AG, 2.10%, 11/12/21	2,806
1,135,000	Credit Suisse AG, 2.80%, 4/08/22	1,169
750,000	Credit Suisse Group Funding Guernsey Ltd.,
	3.45%, 4/16/21	755
1,291,000	First Abu Dhabi Bank PJSC, 1.38%, 2/19/23
	GBP (c)(e)	1,791
3,450,000	FS KKR Capital Corp., 4.75%, 5/15/22	3,580
9,930,000	Goldman Sachs Group Inc., 0.48%, 1/27/23	9,933
4,345,000	Goldman Sachs Group Inc., (U.S. Secured
	Overnight Financing Rate + 0.538%),
	0.63%, 11/17/23 (a)	4,351
2,654,000	Goldman Sachs Group Inc., (3 mo. LIBOR USD
	+ 0.750%), 0.96%, 2/23/23 (a)	2,682
4,300,000	Goldman Sachs Group Inc., 5.75%, 1/24/22	4,528
1,827,000	Huntington Bancshares Inc., 2.30%, 1/14/22	1,859
770,000	Icahn Enterprises LP/Icahn Enterprises Finance
	Corp., 6.25%, 2/01/22	771
2,050,000	Itau Unibanco Holding SA 144A,
	2.90%, 1/24/23 (b)	2,098
3,710,000	Jackson National Life Global Funding 144A,
	(U.S. Secured Overnight Financing Rate
	+ 0.600%), 0.67%, 1/06/23 (a)(b)	3,735
2,621,000	JPMorgan Chase & Co., (3 mo. LIBOR USD
	+ 0.730%), 0.95%, 4/23/24 (a)	2,651
4,290,000	KeyBank NA, (U.S. Secured Overnight
	Financing Rate + 0.340%), 0.42%, 1/03/24 (a)	4,297
5,000,000	Lloyds Bank PLC, 2.13%, 7/24/22 (e)	5,138
3,700,000	Lloyds Banking Group PLC, (1 yr. US Treasury
	Yield Curve Rate T Note Constant Maturity
	+ 1.100%), 1.33%, 6/15/23 (a)	3,741
6,365,000	Macquarie Bank Ltd. 144A, 0.44%, 12/16/22 (b)	6,365
3,290,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR
	USD + 1.020%), 1.24%, 11/28/23 (a)(b)	3,325

3   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

5,120,000	Met Tower Global Funding 144A,
	0.55%, 7/13/22 (b)	$5,141
5,500,000	Metropolitan Life Global Funding I 144A, (U.S.
	Secured Overnight Financing Rate + 0.350%),
	0.42%, 9/08/22 (a)(b)	5,512
955,000	Mitsubishi UFJ Financial Group Inc., (3 mo.
	LIBOR USD + 0.700%), 0.93%, 3/07/22 (a)	961
4,000,000	Mitsubishi UFJ Financial Group Inc.,
	3.54%, 7/26/21	4,063
5,500,000	Mitsubishi UFJ Financial Group Inc.,
	3.76%, 7/26/23	5,951
3,960,000	Mizuho Financial Group Inc., (3 mo. LIBOR
	USD + 0.610%), 0.84%, 9/08/24 (a)	3,976
6,700,000	Mizuho Financial Group Inc., (3 mo. LIBOR
	USD + 0.940%), 1.16%, 2/28/22 (a)(f)	6,762
5,745,000	Morgan Stanley, (U.S. Secured Overnight
	Financing Rate + 0.455%), 0.53%, 1/25/24 (a)	5,750
3,395,000	Morgan Stanley, (U.S. Secured Overnight
	Financing Rate + 0.466%), 0.56%, 11/10/23 (a)	3,398
3,910,000	Morgan Stanley, (U.S. Secured Overnight
	Financing Rate + 0.700%), 0.77%, 1/20/23 (a)	3,929
1,785,000	Morgan Stanley, (U.S. Secured Overnight
	Financing Rate + 0.745%), 0.86%, 10/21/25 (a)	1,793
2,000,000	Morgan Stanley, (3 mo. LIBOR USD + 1.400%),
	1.62%, 10/24/23 (a)	2,041
4,000,000	Morgan Stanley, 2.63%, 11/17/21	4,075
1,715,000	Nasdaq Inc., 0.45%, 12/21/22	1,717
5,000,000	National Australia Bank Ltd. 144A, (3 mo.
	LIBOR USD + 0.410%), 0.63%, 12/13/22 (a)(b)	5,023
2,785,000	National Bank of Canada, (1 yr. US Treasury
	Yield Curve Rate T Note Constant Maturity
	+ 0.770%), 0.90%, 8/15/23 (a)	2,807
3,145,000	Natwest Group PLC, (3 mo. LIBOR USD
	+ 1.470%), 1.69%, 5/15/23 (a)	3,188
5,025,000	New York Life Global Funding 144A, (3 mo.
	LIBOR USD + 0.280%), 0.50%, 1/10/23 (a)(b)	5,041
1,580,000	Owl Rock Capital Corp., 4.25%, 1/15/26	1,676
1,700,000	PayPal Holdings Inc., 2.20%, 9/26/22	1,752
3,780,000	PNC Bank NA, (3 mo. LIBOR USD + 0.325%),
	0.53%, 2/24/23 (a)	3,789
4,080,000	PNC Bank NA, (3 mo. LIBOR USD + 0.430%),
	0.66%, 12/09/22 (a)	4,095
2,805,000	PNC Bank NA, (3 mo. LIBOR USD + 0.350%),
	1.74%, 2/24/23 (g)	2,849
4,515,000	Reliance Standard Life Global Funding II 144A,
	2.63%, 7/22/22 (b)	4,655
2,300,000	Santander Holdings USA Inc., 3.70%, 3/28/22	2,375
1,000,000	Santander UK PLC 144A, 1.63%, 2/12/23 (b)	1,026
2,325,000	Santander UK PLC, 2.10%, 1/13/23	2,402
2,350,000	Simon Property Group LP, 2.75%, 6/01/23	2,473
4,240,000	Skandinaviska Enskilda Banken AB 144A,
	0.55%, 9/01/23 (b)	4,256
2,500,000	SL Green Operating Partnership LP, (3 mo.
	LIBOR USD + 0.980%), 1.20%, 8/16/21 (a)	2,494
241,000	SLM Corp., 5.13%, 4/05/22	247
690,000	State Street Corp., (U.S. Secured Overnight
	Financing Rate + 2.690%), 2.83%, 3/30/23 (a)	710

Principal or Shares	Security Description	Value (000)

2,075,000	Sumitomo Mitsui Financial Group Inc.,
	0.51%, 1/12/24	$2,080
2,330,000	Sumitomo Mitsui Trust Bank Ltd. 144A,
	0.80%, 9/12/23 (b)	2,353
1,940,000	Synchrony Financial, 2.85%, 7/25/22	2,003
2,064,000	Synchrony Financial, 3.75%, 8/15/21	2,090
910,000	Synovus Bank, (U.S. Secured Overnight
	Financing Rate + 0.945%), 2.29%, 2/10/23 (a)	922
2,015,000	Toronto-Dominion Bank, (U.S. Secured
	Overnight Financing Rate + 0.450%),
	0.52%, 9/28/23 (a)	2,028
1,575,000	Truist Bank, (U.S. Secured Overnight Financing
	Rate + 0.730%), 0.80%, 3/09/23 (a)	1,594
2,000,000	Truist Financial Corp., 3.05%, 6/20/22	2,073
2,725,000	UBS AG 144A, 1.75%, 4/21/22 (b)	2,771
5,000,000	UniCredit Bank AG, 1.88%, 7/05/22 (e)	5,108
5,375,000	Wells Fargo & Co., (3 mo. LIBOR USD
	+ 0.930%), 1.14%, 2/11/22 (a)	5,376
3,750,000	Wells Fargo Bank NA, (3 mo. LIBOR USD
	+ 0.510%), 0.73%, 10/22/21 (a)	3,762
4,000,000	Wells Fargo Bank NA, 3.63%, 10/22/21	4,087
3,370,000	Westpac Banking Corp., (3 mo. LIBOR USD
	+ 0.390%), 0.61%, 1/13/23 (a)	3,389
2,565,000	Westpac Banking Corp., 2.80%, 1/11/22	2,628
		311,751
Industrial (15%)
3,170,000	7-Eleven Inc. 144A, 0.63%, 2/10/23 (b)	3,174
4,205,000	7-Eleven Inc. 144A, 0.80%, 2/10/24 (b)	4,211
1,810,000	AbbVie Inc., (3 mo. LIBOR USD + 0.460%),
	0.69%, 11/19/21 (a)	1,816
3,735,000	AbbVie Inc., 2.15%, 11/19/21	3,789
1,000,000	AbbVie Inc., 2.30%, 5/14/21	1,005
6,380,000	American Honda Finance Corp., (3 mo. LIBOR
	USD + 0.280%), 0.50%, 1/12/24 (a)	6,382
1,065,000	Aviation Capital Group LLC 144A, (3 mo.
	LIBOR USD + 0.670%), 0.88%, 7/30/21 (a)(b)	1,063
3,620,000	Aviation Capital Group LLC 144A, (3 mo.
	LIBOR USD + 0.950%), 1.18%, 6/01/21 (a)(b)	3,617
1,165,000	Berry Global Inc. 144A, 0.95%, 2/15/24 (b)	1,168
1,750,000	BMW U.S. Capital LLC 144A, (3 mo. LIBOR
	USD + 0.500%), 0.71%, 8/13/21 (a)(b)	1,754
2,580,000	Bristol Myers Squibb Co., 0.54%, 11/13/23	2,585
1,430,000	Caterpillar Financial Services Corp., (3 mo.
	LIBOR USD + 0.220%), 0.46%, 1/06/22 (a)	1,433
4,635,000	Caterpillar Financial Services Corp., (3 mo.
	LIBOR USD + 0.735%), 0.96%, 5/13/22 (a)	4,677
1,255,000	CNH Industrial Capital LLC, 1.95%, 7/02/23	1,293
2,880,000	Daimler Finance North America LLC 144A, (3
	mo. LIBOR USD + 0.880%),
	1.09%, 2/22/22 (a)(b)	2,905
4,500,000	Daimler Finance North America LLC 144A,
	2.20%, 10/30/21 (b)	4,564
5,501,000	Daimler Finance North America LLC 144A,
	3.35%, 2/22/23 (b)	5,807

4

          Payden Limited Maturity Fund continued

Principal or Shares	Security Description	Value (000)

132,000	Dell International LLC/EMC Corp. 144A,
	5.88%, 6/15/21 (b)	$132
1,150,000	Fidelity National Information Services Inc., (3
	mo. EURIBOR + 0.400%), 0.04%, 5/21/21
	EUR (a)(c)	1,397
890,000	Ford Motor Credit Co. LLC, (3 mo. LIBOR USD
	+ 1.270%), 1.52%, 3/28/22 (a)	885
1,460,000	Ford Motor Credit Co. LLC, 3.09%, 1/09/23	1,479
1,340,000	Ford Motor Credit Co. LLC, 5.13%, 6/16/25	1,457
5,000,000	Fox Corp., 3.67%, 1/25/22	5,161
2,014,000	General Motors Financial Co. Inc., (3 mo. LIBOR
	USD + 1.310%), 1.55%, 6/30/22 (a)	2,034
1,275,000	General Motors Financial Co. Inc., (3 mo. LIBOR
	USD + 1.550%), 1.78%, 1/14/22 (a)	1,287
5,500,000	General Motors Financial Co. Inc.,
	4.20%, 11/06/21	5,655
3,020,000	Gilead Sciences Inc., 0.75%, 9/29/23	3,026
1,025,000	Gilead Sciences Inc., (3 mo. LIBOR USD
	+ 0.520%), 0.77%, 9/29/23 (a)	1,028
3,180,000	GlaxoSmithKline Capital PLC, 0.53%, 10/01/23	3,179
1,860,000	Hewlett Packard Enterprise Co., (3 mo. LIBOR
	USD + 0.720%), 0.96%, 10/05/21 (a)	1,860
5,100,000	Honda Canada Finance Inc., 1.82%, 12/07/21
	CAD (c)	4,040
1,155,000	Honeywell International Inc., (3 mo. LIBOR
	USD + 0.230%), 0.46%, 8/19/22 (a)	1,156
5,605,000	Honeywell International Inc., 0.48%, 8/19/22	5,613
8,340,000	Hyundai Capital America 144A,
	0.80%, 1/08/24 (b)	8,319
2,170,000	Hyundai Capital America 144A,
	1.15%, 11/10/22 (b)	2,185
2,805,000	Hyundai Capital America 144A,
	1.25%, 9/18/23 (b)	2,832
1,020,000	Infor Inc. 144A, 1.45%, 7/15/23 (b)	1,039
2,235,000	John Deere Capital Corp., 0.55%, 7/05/22 (f)	2,246
840,000	Lennar Corp., 4.13%, 1/15/22	859
6,015,000	LYB International Finance III LLC, (3 mo.
	LIBOR USD + 1.000%), 1.24%, 10/01/23 (a)	6,035
1,010,000	Marriott International Inc., (3 mo. LIBOR USD
	+ 0.650%), 0.88%, 3/08/21 (a)	1,010
3,000,000	McDonald’s Corp., (3 mo. LIBOR USD
	+ 0.430%), 0.65%, 10/28/21 (a)	3,009
7,425,000	Microchip Technology Inc. 144A,
	0.97%, 2/15/24 (b)	7,433
5,100,000	Mondelez International Inc., 0.63%, 7/01/22	5,124
3,500,000	Nissan Motor Acceptance Corp. 144A, (3 mo.
	LIBOR USD + 0.520%), 0.74%, 3/15/21 (a)(b)	3,500
975,000	Nutrition & Biosciences Inc. 144A,
	0.70%, 9/15/22 (b)	978
4,025,000	Otis Worldwide Corp., (3 mo. LIBOR USD
	+ 0.450%), 0.69%, 4/05/23 (a)	4,027
3,400,000	Penske Truck Leasing Co. LP/PTL Finance Corp.
	144A, 3.38%, 2/01/22 (b)	3,483
1,105,000	Roper Technologies Inc., 0.45%, 8/15/22	1,107
2,910,000	Royalty Pharma PLC 144A, 0.75%, 9/02/23 (b)	2,923
1,270,000	Ryder System Inc., 2.80%, 3/01/22	1,300

Principal or Shares	Security Description	Value (000)

1,039,000	Ryder System Inc., 2.88%, 6/01/22	$1,071
6,200,000	Ryder System Inc., 3.40%, 3/01/23	6,559
960,000	Smithfield Foods Inc. 144A, 2.65%, 10/03/21 (b)	968
1,885,000	Southwest Airlines Co., 4.75%, 5/04/23	2,043
3,500,000	Spirit AeroSystems Inc., (3 mo. LIBOR USD
	+ 0.800%), 1.02%, 6/15/21 (a)	3,460
153,750	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II
	LLC/Sprint Spectrum Co. III LLC 144A,
	3.36%, 9/20/21 (b)	155
450,000	Starbucks Corp., 1.30%, 5/07/22	456
1,845,000	Stryker Corp., 0.60%, 12/01/23	1,848
465,000	Toll Brothers Finance Corp., 4.38%, 4/15/23	491
5,000,000	Toyota Credit Canada Inc., 2.35%, 7/18/22
	CAD (c)	4,022
6,280,000	Viatris Inc. 144A, 1.13%, 6/22/22 (b)	6,339
3,555,000	Volkswagen Group of America Finance LLC
	144A, 0.75%, 11/23/22 (b)	3,569
2,270,000	Volkswagen Group of America Finance LLC
	144A, 0.88%, 11/22/23 (b)	2,282
995,000	Volkswagen Group of America Finance LLC
	144A, 2.50%, 9/24/21 (b)	1,009
4,425,000	Volkswagen Group of America Finance LLC
	144A, 2.90%, 5/13/22 (b)	4,562
5,500,000	Volkswagen Group of America Finance LLC
	144A, 3.13%, 5/12/23 (b)	5,809
3,500,000	Vulcan Materials Co., (3 mo. LIBOR USD
	+ 0.650%), 0.88%, 3/01/21 (a)	3,501
		196,185
Utility (6%)
4,705,000	Alexander Funding Trust 144A,
	1.84%, 11/15/23 (b)	4,780
1,160,000	American Electric Power Co. Inc.,
	0.75%, 11/01/23	1,163
4,044,000	CenterPoint Energy Inc., 3.60%, 11/01/21	4,144
2,675,000	Chevron Corp., (3 mo. LIBOR USD + 0.900%),
	1.11%, 5/11/23 (a)	2,726
4,025,000	Chevron USA Inc., (3 mo. LIBOR USD
	+ 0.110%), 0.32%, 8/12/22 (a)	4,028
4,115,000	Chevron USA Inc., (3 mo. LIBOR USD
	+ 0.200%), 0.41%, 8/11/23 (a)	4,122
2,065,000	Dominion Energy Inc., (3 mo. LIBOR USD
	+ 0.530%), 0.75%, 9/15/23 (a)	2,070
6,180,000	DTE Energy Co., 0.55%, 11/01/22	6,190
2,670,000	Duke Energy Progress LLC, (3 mo. LIBOR USD
	+ 0.180%), 0.40%, 2/18/22 (a)	2,670
2,280,000	Entergy Louisiana LLC, 0.62%, 11/17/23	2,286
3,000,000	Evergy Inc., 4.85%, 6/01/21	3,011
5,355,000	Florida Power & Light Co., (3 mo. LIBOR USD
	+ 0.380%), 0.60%, 7/28/23 (a)	5,355
1,390,000	Gray Oak Pipeline LLC 144A,
	2.00%, 9/15/23 (b)	1,413
1,325,000	Kinder Morgan Inc., (3 mo. LIBOR USD
	+ 1.280%), 1.52%, 1/15/23 (a)	1,346
3,090,000	Pacific Gas and Electric Co., (3 mo. LIBOR USD
	+ 1.375%), 1.60%, 11/15/21 (a)	3,098

5   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

3,580,000	Pacific Gas and Electric Co., 1.75%, 6/16/22	$3,590
1,035,000	Phillips 66, (3 mo. LIBOR USD + 0.600%),
	0.83%, 2/26/21 (a)	1,035
4,350,000	Phillips 66, 0.90%, 2/15/24	4,359
1,590,000	Pioneer Natural Resources Co., 0.75%, 1/15/24	1,591
3,990,000	Sempra Energy, (3 mo. LIBOR USD + 0.450%),
	0.67%, 3/15/21 (a)	3,992
1,737,000	Sunoco Logistics Partners Operations LP,
	4.40%, 4/01/21	1,742
5,445,000	Valero Energy Corp., (3 mo. LIBOR USD
	+ 1.150%), 1.37%, 9/15/23 (a)	5,463
4,597,000	Williams Cos. Inc., 4.00%, 11/15/21	4,685
		74,859
Total Corporate Bond (Cost - $578,151)		582,795
Foreign Government (1%)
8,100,000	Instituto de Credito Oficial 144A, (3 mo. LIBOR
	USD + 0.150%), 0.37%, 12/15/21 (a)(b)	8,100
371,000	Senegal Government International Bond 144A,
	8.75%, 5/13/21 (b)	378
Total Foreign Government (Cost - $8,475)		8,478
Mortgage Backed (10%)
1,328,536	AREIT 2018-CRE2 Trust 144A, (1 mo. LIBOR
	USD + 0.980%), 1.11%, 11/14/35 (a)(b)	1,332
2,866,879	BX Commercial Mortgage Trust 2019-XL 144A,
	(1 mo. LIBOR USD + 0.920%),
	1.05%, 10/15/36 (a)(b)	2,877
1,009,076	BX Commercial Mortgage Trust 2020-BXLP
	144A, (1 mo. LIBOR USD + 1.600%),
	1.73%, 12/15/36 (a)(b)	1,012
1,472,505	BXMT 2017-FL1 Ltd. 144A, (1 mo. LIBOR
	USD + 0.870%), 1.00%, 6/15/35 (a)(b)	1,474
5,850,000	BXMT 2020-FL2 Ltd. 144A, (1 mo. LIBOR
	USD + 0.900%), 1.03%, 2/16/37 (a)(b)	5,851
2,500,000	BXMT 2020-FL2 Ltd. 144A, (1 mo. LIBOR
	USD + 1.150%), 1.28%, 2/16/37 (a)(b)	2,501
5,376,798	CHC Commercial Mortgage Trust 2019-CHC
	144A, (1 mo. LIBOR USD + 2.050%),
	2.18%, 6/15/34 (a)(b)	5,023
16,420,000	Cold Storage Trust 2020-ICE5 144A, (1 mo.
	LIBOR USD + 0.900%), 1.03%, 11/15/37 (a)(b)	16,531
1,161,939	COMM 2014-CCRE15 Mortgage Trust,
	2.93%, 2/10/47	1,161
2,920,000	COMM 2019-WCM Mortgage Trust 144A, (1
	mo. LIBOR USD + 0.900%),
	1.03%, 10/15/34 (a)(b)	2,931
3,443,549	Connecticut Avenue Securities Trust 2019-HRP1
	144A, (1 mo. LIBOR USD + 2.150%),
	2.28%, 11/25/39 (a)(b)	3,430
584,817	Connecticut Avenue Securities Trust 2020-R01
	144A, (1 mo. LIBOR USD + 0.800%),
	0.93%, 1/25/40 (a)(b)	585
1,189,650	Connecticut Avenue Securities Trust 2020-R02
	144A, (1 mo. LIBOR USD + 0.750%),
	0.88%, 1/25/40 (a)(b)	1,191

Principal or Shares	Security Description	Value (000)

3,550,000	Credit Suisse Mortgage Capital Certificates
	2019-ICE4 144A, (1 mo. LIBOR USD
	+ 1.230%), 1.36%, 5/15/36 (a)(b)	$3,560
9,177,056	FHLMC Multifamily Structured Pass-Through
	Certificates, (1 mo. LIBOR USD + 0.220%),
	0.36%, 3/25/25 (a)	9,196
246,322	Freddie Mac STACR REMIC Trust 2020-DNA1
	144A, (1 mo. LIBOR USD + 0.700%),
	0.83%, 1/25/50 (a)(b)	247
917,784	Freddie Mac STACR REMIC Trust 2020-DNA2
	144A, (1 mo. LIBOR USD + 0.750%),
	0.88%, 2/25/50 (a)(b)	920
840,000	Freddie Mac STACR REMIC Trust 2020-DNA2
	144A, (1 mo. LIBOR USD + 1.850%),
	1.98%, 2/25/50 (a)(b)	843
1,054,197	Freddie Mac STACR REMIC Trust 2020-DNA4
	144A, (1 mo. LIBOR USD + 1.500%),
	1.63%, 8/25/50 (a)(b)	1,057
2,834,922	Freddie Mac STACR REMIC Trust 2020-DNA5
	144A, (U.S. Secured Overnight Financing Rate
	Index 30day Average + 1.300%),
	1.38%, 10/25/50 (a)(b)	2,846
5,000,000	Freddie Mac STACR REMIC Trust 2020-DNA6
	144A, (U.S. Secured Overnight Financing Rate
	Index 30day Average + 0.900%),
	0.98%, 12/25/50 (a)(b)	5,023
1,633,317	Freddie Mac STACR REMIC Trust 2020-HQA1
	144A, (1 mo. LIBOR USD + 0.750%),
	0.88%, 1/25/50 (a)(b)	1,635
2,640,000	Freddie Mac STACR REMIC Trust 2020-HQA1
	144A, (1 mo. LIBOR USD + 1.900%),
	2.03%, 1/25/50 (a)(b)	2,653
4,962,225	Freddie Mac STACR REMIC Trust 2020-HQA2
	144A, (1 mo. LIBOR USD + 1.100%),
	1.23%, 3/25/50 (a)(b)	4,980
1,661,937	Freddie Mac STACR REMIC Trust 2020-HQA4
	144A, (1 mo. LIBOR USD + 1.300%),
	1.43%, 9/25/50 (a)(b)	1,667
4,100,000	Freddie Mac STACR REMIC Trust 2021-DNA1
	144A, (U.S. Secured Overnight Financing Rate
	Index 30day Average + 0.650%),
	0.73%, 1/25/51 (a)(b)	4,109
1,568,560	Freddie Mac STACR Trust 2019-DNA4 144A, (1
	mo. LIBOR USD + 1.950%),
	2.08%, 10/25/49 (a)(b)	1,574
1,846,656	Freddie Mac STACR Trust 2019-FTR2 144A, (1
	mo. LIBOR USD + 0.950%),
	1.08%, 11/25/48 (a)(b)	1,849
6,483,552	Freddie Mac STACR Trust 2019-HRP1 144A, (1
	mo. LIBOR USD + 1.400%),
	1.53%, 2/25/49 (a)(b)	6,471

6

          Payden Limited Maturity Fund continued

Principal or Shares	Security Description	Value (000)

395,747	Freddie Mac Structured Agency Credit Risk Debt
	Notes, (1 mo. LIBOR USD + 0.750%),
	0.88%, 3/25/30 (a)	$397
10,100,000	Freddie Mac Structured Agency Credit Risk Debt
	Notes 144A, (U.S. Secured Overnight Financing
	Rate Index 30day Average + 1.100%),
	1.18%, 11/25/50 (a)(b)	10,139
309,845	Gosforth Funding 2017-1 PLC 144A, (3 mo.
	LIBOR USD + 0.470%), 0.71%, 12/19/59 (a)(b)	311
225,266	HarborView Mortgage Loan Trust 2004-10,
	3.00%, 1/19/35 (g)	241
2,950,000	JP Morgan Chase Commercial Mortgage
	Securities Trust 2019-MFP 144A, (1 mo. LIBOR
	USD + 1.160%), 1.29%, 7/15/36 (a)(b)	2,952
4,050,000	LoanCore 2021-CRE4 Issuer Ltd. 144A, (1 mo.
	LIBOR USD + 0.800%), 0.93%, 7/15/35 (a)(b)	4,051
2,590,000	MF1 2020-FL3 Ltd. 144A, (1 mo. LIBOR USD
	+ 2.050%), 2.18%, 7/15/35 (a)(b)	2,627
658,093	Multifamily Connecticut Avenue Securities Trust
	2019-01 144A, (1 mo. LIBOR USD + 1.700%),
	1.83%, 10/15/49 (a)(b)	657
1,938,117	New Residential Mortgage Loan Trust 2017-5
	144A, (1 mo. LIBOR USD + 1.500%),
	1.63%, 6/25/57 (a)(b)	1,961
1,700,000	PFP 2019-5 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.420%), 1.55%, 4/14/36 (a)(b)	1,704
2,456,442	PFP 2019-6 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.050%), 1.18%, 4/14/37 (a)(b)	2,459
1,780,000	PFP 2019-6 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.450%), 1.58%, 4/14/37 (a)(b)	1,781
1,530,297	Ripon Mortgages PLC 144A, (3 mo. LIBOR
	GBP + 0.800%), 0.85%, 8/20/56 GBP (a)(b)(c)	2,100
16,463	STACR Trust 2018-DNA3 144A, (1 mo. LIBOR
	USD + 0.750%), 0.88%, 9/25/48 (a)(b)	16
2,502,245	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR
	USD + 1.650%), 1.78%, 4/25/43 (a)(b)	2,492
4,474,951	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
	USD + 1.250%), 1.38%, 2/25/47 (a)(b)	4,488
5,200,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
	USD + 2.400%), 2.53%, 2/25/47 (a)(b)	5,270
107,788	Structured Adjustable Rate Mortgage Loan Trust
	2004-13, 2.85%, 9/25/34 (g)	110
1,567	Structured Asset Mortgage Investments Trust
	2003-CL1, 2.14%, 7/25/32 (g)	1
Total Mortgage Backed (Cost - $138,193)		138,286

Principal or Shares	Security Description	Value (000)
Municipal (0%)
570,000	California Earthquake Authority,
	1.23%, 7/01/21	$572
1,375,000	State of California, 0.90%, 4/01/47 (g)	1,385
Total Municipal (Cost - $1,947)		1,957
U.S. Treasury (13%)
13,000,000	U.S. Cash Management Bill, 0.08%, 5/04/21 (d)	12,997
3,000,000	U.S. Cash Management Bill, 0.09%, 6/01/21 (d)	2,999
9,000,000	U.S. Cash Management Bill, 0.09%, 6/15/21 (d)	8,998
8,000,000	U.S. Cash Management Bill, 0.10%, 4/20/21 (d)	7,999
15,000,000	U.S. Treasury Bill, 0.09%, 7/15/21 (d)	14,995
1,000,000	U.S. Treasury Bill, 0.10%, 3/25/21 (d)	1,000
5,000,000	U.S. Treasury Bill, 0.11%, 12/30/21 (d)	4,997
35,000,000	U.S. Treasury Bill, 0.12%, 8/12/21 (d)	34,989
3,000,000	U.S. Treasury Bill, 0.12%, 11/04/21 (d)	2,998
30,000,000	U.S. Treasury Note, 1.13%, 2/28/21	30,024
30,000,000	U.S. Treasury Note, 1.75%, 7/31/21	30,248
10,000,000	U.S. Treasury Note, 2.13%, 5/31/21 (h)	10,067
5,000,000	U.S. Treasury Note, 3.63%, 2/15/21	5,007
Total U.S. Treasury (Cost - $166,993)		167,318
Investment Company (1%)
12,896,380	Payden Cash Reserves Money Market Fund *
	(Cost - $12,896)	12,896
Total Investments (Cost - $1,327,576) (101%)		1,334,802
Liabilities in excess of Other Assets (-1%)		(8,574)
Net Assets (100%)		$1,326,228

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2021.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Principal in foreign currency.
(d)	Yield to maturity at time of purchase.
(e)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(f)

All or a portion of these securities are on loan. At January 31, 2021, the total market value of the Fund’s securities on loan is $7,050 and the total market value of the collateral held by the Fund is $7,224. Amounts in 000s.

(g)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
CAD 5,795	USD 4,501	HSBC Bank USA, N.A.	03/22/2021	$32
EUR 4,716	USD 5,581	Citibank, N.A.	03/22/2021	149
GBP 64	USD 84	HSBC Bank USA, N.A.	03/22/2021	4

				185

7   Payden Mutual Funds

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Liabilities:
USD 6,996	EUR 5,872	Citibank, N.A.	03/22/2021	$(139)
USD 27,549	CAD 36,074	HSBC Bank USA, N.A.	03/22/2021	(665)
USD 3,812	GBP 2,918	HSBC Bank USA, N.A.	03/22/2021	(187)

				(991)

Net Unrealized Appreciation (Depreciation)				$(806)

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (000s)
Short Contracts:
U.S. Treasury 5-Year Note Future	106	Mar-21	$(13,343)	$1	$1

8